UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Indemnity Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck          Fairfield, Ohio         August 3, 2012
------------------------          ---------------        ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           1
                                            ------

Form 13F Information Table Entry Total:     11
                                            ------

Form 13F Information Table Value Total      15,819
                                            ------
                                            (thousands)

List of Other Included Managers:

No.     File No.          Name
01      028-10798         Cincinnati Financial Corporation

                                        Column 2       Column 3      Column 4        Column 5
              Issuer                 Title of Class     Cusip       FMV (000)     Shares/Principal  SH/PRN
AUTOMATIC DATA PROCESSING           COMMON            053015103            2,677           48,100     SH
CHUBB CORP                          COMMON            171232101            1,821           25,000     SH
DOVER CORP                          COMMON            260003108            1,555           29,000     SH
GENERAL MILLS INC                   COMMON            370334104            1,002           26,000     SH
GENUINE PARTS CO                    COMMON            372460105              904           15,000     SH
HASBRO INC                          COMMON            418056107              711           21,000     SH
JOHNSON & JOHNSON                   COMMON            478160104            1,689           25,000     SH
NUCOR CORP                          COMMON            670346105              853           22,500     SH
PRAXAIR INC                         COMMON            74005P104            1,631           15,000     SH
SPECTRA ENERGY CORP                 COMMON            847560109            1,453           50,000     SH
VERIZON COMMUNICATIONS INC          COMMON            92343V104            1,524           34,300     SH
                                                                          15,819

                                        Column 6       Column 7      Column 8
              Issuer                 Investment Dis    Oth Mgrs        Sole           Shared         None
AUTOMATIC DATA PROCESSING           SHARED-OTHER          01             -             48,100          -
CHUBB CORP                          SHARED-OTHER          01             -             25,000          -
DOVER CORP                          SHARED-OTHER          01             -             29,000          -
GENERAL MILLS INC                   SHARED-OTHER          01             -             26,000          -
GENUINE PARTS CO                    SHARED-OTHER          01             -             15,000          -
HASBRO INC                          SHARED-OTHER          01             -             21,000          -
JOHNSON & JOHNSON                   SHARED-OTHER          01             -             25,000          -
NUCOR CORP                          SHARED-OTHER          01             -             22,500          -
PRAXAIR INC                         SHARED-OTHER          01             -             15,000          -
SPECTRA ENERGY CORP                 SHARED-OTHER          01             -             50,000          -
VERIZON COMMUNICATIONS INC          SHARED-OTHER          01             -             34,300          -